UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493
                          Series Identifier: S000009768
                          Class Identifier: C000026832

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

                            Until September 17, 2007:
                         1717 K Street, N.W., Suite 707
                             Washington, D.C. 20036

                          Effective September 17, 2007:
                    2401 Pennsylvania Avenue, N.W., Suite 200
                             Washington, D.C. 20037
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
                    2020 K Street, N.W., Washington, DC 20006
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 - June 30, 2007

Item 1. Proxy Voting Record.

The Trust held no voting securities in its portfolio during the most recent twelve-month period ended June 30, 2007 and therefore no matter relating to a portfolio security was considered at any shareholder meeting held during the period covered by the report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


/s/ Stephen Coyle
---------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: August 29, 2007
      ---------------------------------


/s/ Helen Kanovsky
---------------------------------------
Helen Kanovsky
Chief Operating Officer
Date: August 29, 2007
      ---------------------------------


/s/ Erica Khatchadourian
---------------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: August 29, 2007
      ---------------------------------